Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share
13.	Earnings Per Share
Basic earnings per share is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding during the period.
For the purposes of determining the basic and diluted weighted-average number of common shares outstanding during the periods presented that are prior to the IPO, the Company retrospectively reflected the Corporate Contribution in connection with the IPO. As such, the basic and diluted weighted-average number of common shares outstanding for those periods reflect the exchange of AIIG’s membership units into shares of Common Stock on the date of the IPO, assuming that all shares of Common Stock issued in conjunction with the IPO was issued and outstanding as of the beginning of the earliest period presented.
The Company historically had a Profit Participation Plan (“PPP”) that was terminated upon the IPO. For the comparative historical period presented, it was determined in accordance with ASC 260, Earnings Per Share, (“ASC 260”), that the participants of the PPP were able to participate in undistributed earnings with Common Stock based on a predetermined formula on a nonforfeitable basis, thus representing a participating security. The Company applies the two-class
method to allocate income between the common shareholders and the PPP participants.

The following table presents the net income and the weighted average number of shares outstanding used in the earnings per share calculations. There were no potentially dilutive instruments for the three and nine months ended September 30, 2025 and 2024.

	Three Months Ended September 30,
	2025	2024
Numerator:
Net income attributable to common shareholders	$13,163	$4,513
Income allocated to participating securities	—	194

Income available for common shareholders	13,163	4,319
Denominator:
Shares outstanding	19,576,804	12,904,495
Weighted average common shares outstanding — basic and diluted	19,572,595	12,904,495
Earnings available to common shareholders per share
Basic	$0.67	$0.33

Diluted	$0.67	$0.33

	Nine Months Ended September 30,
	2025	2024
Numerator:
Net income attributable to common shareholders	$78,753	$31,344
Income allocated to participating securities	2,190	1,350

Income available for common shareholders	76,563	29,994
Denominator:
Shares outstanding	19,576,804	12,904,495
Weighted average common shares outstanding — basic and diluted	16,446,038	12,904,495
Earnings available to common shareholders per share
Basic	$4.66	$2.32

Diluted	$4.66	$2.32

14.	Earnings Per Unit
Basic earnings per unit is computed by dividing net income available to unitholders by the weighted-average number of units outstanding during the year. Class A, B and C units all have the same rights to share in the Company’s earnings and dividends.

The following table presents the net income and the weighted average number of units outstanding used in the earnings per unit calculations. There were no
potentially dilutive instruments for the years ended December 31, 2024 or December 31, 2023.

	Year ended December 31,
	2024	2023
Net income	$39,742	$37,797
Income allocated to participating securities	1,711	1,682

Net income attributable to unitholders	$38,031	$36,115

Weighted average number of units outstanding – basic and diluted	122,900	122,900

Basic and diluted earnings per unit	$309.45	$293.85